Financial instruments - fair values and risk management - Contractual maturities of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities of non-derivative financial liabilities
Carrying amounts - non-derivative financial liabilities	$ 29,134	$ 31,708	$ 28,507
Contractual cash flows	29,147	31,704	28,515
3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	28,314	30,830	26,886
Between 3 - 12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	722	437	453
Between 1 - 5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	111	437	1,176
Lease liabilities
Contractual maturities of non-derivative financial liabilities
Carrying amounts - non-derivative financial liabilities	881	1,187	1,934
Contractual cash flows	894	1,183	1,942
Lease liabilities | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	61	309	313
Lease liabilities | Between 3 - 12 months
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	722	437	453
Lease liabilities | Between 1 - 5 years
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	111	437	1,176
Trade and other payables
Contractual maturities of non-derivative financial liabilities
Carrying amounts - non-derivative financial liabilities	28,253	30,521	26,573
Contractual cash flows	28,253	30,521	26,573
Trade and other payables | 3 months or less
Contractual maturities of non-derivative financial liabilities
Contractual cash flows	$ 28,253	$ 30,521	$ 26,573